Share capital - Schedule of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	301,805,677	266,821,844	252,160,087
Beginning balance	$ (412,771)	$ (932,493)	$ (564,416)
Capital contribution (in shares)	7,941,600	9,213,333	11,834,061
Convertible debt settled with shares (in shares)	1,295,507	0	0
Settlement of RSUs with shares (in shares)		22,073,578
Conversion of convertible bonds (Note 21)	$ 14,833	$ 263,969	$ 5,356
Ending Balance (in shares)	312,021,375	301,805,677	266,821,844
Ending balance	$ (284,487)	$ (412,771)	$ (932,493)
Penny warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)		1,718,845	2,479,962
Public warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)		419,660	553,552
RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)	978,591	1,549,290	838,919
SARs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)			(1,044,737)
Options
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)		9,127
Share capital
Issue of Shares Capital [Roll Forward]
Beginning balance	$ 2,826	$ 2,279	$ 2,126
Capital contribution	79	92	118
Convertible debt settled with shares	13	198	6
Conversion of convertible bonds (Note 21)	13	221
Ending balance	2,929	2,826	2,279
Share capital | Penny warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		17	25
Share capital | Public warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		4	6
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	11	15	8
Share capital | SARs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares			(10)
Share capital | Options
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		0
Share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,007,058	1,229,690	1,058,432
Capital contribution	78,210	144,547	132,618
Convertible debt settled with shares	14,820	310,703	8,300
Conversion of convertible bonds (Note 21)	14,820	285,139
Ending balance	2,105,691	2,007,058	1,229,690
Share premium | Penny warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		24,293	27,159
Share premium | Public warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		6,691	7,612
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	5,603	5,890	5,095
Share premium | SARs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares			(9,526)
Share premium | Options
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		105
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,009,884	1,231,969	1,060,558
Capital contribution	78,289	144,639	132,736
Convertible debt settled with shares	14,833	310,901	8,306
Conversion of convertible bonds (Note 21)		285,360
Ending balance	2,108,620	2,009,884	1,231,969
Issued capital and share premium | Penny warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		24,310	27,184
Issued capital and share premium | Public warrants exercised
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		6,695	7,618
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	$ 5,614	5,905	5,103
Issued capital and share premium | SARs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares			$ (9,536)
Issued capital and share premium | Options
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares		$ 105